Distribution Date:	08/11/23	COMM 2014-UBS6 Mortgage Trust
Determination Date:	08/07/23
Next Distribution Date:	09/12/23
Record Date:	07/31/23	COMM 2014-UBS6 Mortgage Trust Commercial Mortgage
Series 2014-UBS6
June 2023 Revision
Servicer is re-stating June 2023 reporting and provided revised files to update ASER for loan 10087687

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre	(913) 317-4372	Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Balances	9		Job Warshaw		jwarshaw@lnrpartners.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-17	Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Controlling Class	DoubleLine Capital LP
Specially Serviced Loan Detail - Part 2	26	Representative
Modified Loan Detail	27		-
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12592PBA0	1.445000%	57,028,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12592PBB8	2.935000%	102,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12592PBC6	3.440000%	22,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12592PBD4	3.387000%	97,350,000.00	25,286,778.55	2,884,349.34	71,371.93	0.00	0.00	2,955,721.27	22,402,429.21	37.94%	30.00%
A-4	12592PBE2	3.378000%	275,000,000.00	227,674,502.94	3,947,067.01	640,903.73	0.00	0.00	4,587,970.74	223,727,435.93	37.94%	30.00%
A-5	12592PBF9	3.644000%	337,653,000.00	337,653,000.00	0.00	1,025,339.61	0.00	0.00	1,025,339.61	337,653,000.00	37.94%	30.00%
A-M	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00	27.60%	22.38%
B	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00	21.50%	17.88%
C	12592PBL6	4.582036%	65,374,000.00	65,374,000.00	0.00	249,621.69	0.00	0.00	249,621.69	65,374,000.00	14.55%	12.75%
D	12592PAJ2	4.082036%	60,589,000.00	60,589,000.00	0.00	206,105.40	0.00	0.00	206,105.40	60,589,000.00	8.11%	8.00%
E	12592PAL7	4.582036%	12,756,000.00	12,756,000.00	0.00	48,707.04	0.00	0.00	48,707.04	12,756,000.00	6.75%	7.00%
F	12592PAN3	3.750000%	20,728,000.00	20,728,000.00	0.00	64,775.00	0.00	0.00	64,775.00	20,728,000.00	4.55%	5.38%
G*	12592PAQ6	3.750000%	28,701,000.00	28,701,000.00	0.00	84,414.31	0.00	0.00	84,414.31	28,701,000.00	1.50%	3.13%
H	12592PAS2	3.750000%	39,861,796.00	14,072,608.99	0.00	0.00	0.00	0.00	0.00	14,072,608.99	0.00%	0.00%
V	12592PAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12592PAW3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12592PAY9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,275,573,799.00	947,497,890.48	6,831,416.35	2,927,366.40	0.00	0.00	9,758,782.75	940,666,474.13

X-A	12592PBG7	0.978401%	990,164,000.00	687,877,281.49	0.00	560,849.65	52,108.25	0.00	612,957.90	681,045,865.14
X-B	12592PAA1	0.108950%	122,774,000.00	122,774,000.00	0.00	11,146.89	0.00	0.00	11,146.89	122,774,000.00
X-C	12592PAC7	0.500000%	60,589,000.00	60,589,000.00	0.00	25,245.42	0.00	0.00	25,245.42	60,589,000.00
X-D	12592PAE3	0.515065%	33,484,000.00	33,484,000.00	0.00	14,372.04	0.00	0.00	14,372.04	33,484,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	12592PAG8	0.832036%	68,562,796.00	42,773,608.99	0.00	29,657.65	0.00	0.00	29,657.65	42,773,608.99
Notional SubTotal			1,275,573,796.00	947,497,890.48	0.00	641,271.65	52,108.25	0.00	693,379.90	940,666,474.13

Deal Distribution Total					6,831,416.35	3,568,638.05	52,108.25	0.00	10,452,162.65

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The Class A-M, Class B, and Class C certificates represent their respective Regular Interests. All, a portion, or none of these Regular Interests may actually be held in the Exchangeable Class PEZ. See page 5 for details on the Class PEZ.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12592PBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12592PBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12592PBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12592PBD4	259.75119209	29.62865270	0.73314771	0.00000000	0.00000000	0.00000000	0.00000000	30.36180041	230.12253939
A-4	12592PBE2	827.90728342	14.35297095	2.33055902	0.00000000	0.00000000	0.00000000	0.00000000	16.68352996	813.55431247
A-5	12592PBF9	1,000.00000000	0.00000000	3.03666667	0.00000000	0.00000000	0.00000000	0.00000000	3.03666667	1,000.00000000
A-M	12592PBH5	1,000.00000000	0.00000000	3.37333333	0.00000000	0.00000000	0.00000000	0.00000000	3.37333333	1,000.00000000
B	12592PBJ1	1,000.00000000	0.00000000	3.62416672	0.00000000	0.00000000	0.00000000	0.00000000	3.62416672	1,000.00000000
C	12592PBL6	1,000.00000000	0.00000000	3.81836342	0.00000000	0.00000000	0.00000000	0.00000000	3.81836342	1,000.00000000
D	12592PAJ2	1,000.00000000	0.00000000	3.40169668	0.00000000	0.00000000	0.00000000	0.00000000	3.40169668	1,000.00000000
E	12592PAL7	1,000.00000000	0.00000000	3.81836312	0.00000000	0.00000000	0.00000000	0.00000000	3.81836312	1,000.00000000
F	12592PAN3	1,000.00000000	0.00000000	3.12500000	0.00000000	0.00000000	0.00000000	0.00000000	3.12500000	1,000.00000000
G	12592PAQ6	1,000.00000000	0.00000000	2.94116268	0.18383750	6.97490157	0.00000000	0.00000000	2.94116268	1,000.00000000
H	12592PAS2	353.03499596	0.00000000	0.00000000	1.10323428	86.03552409	0.00000000	0.00000000	0.00000000	353.03499596
V	12592PAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12592PAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12592PAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12592PBG7	694.71045351	0.00000000	0.56642097	0.00000000	0.00000000	0.05262588	0.00000000	0.61904684	687.81117587
X-B	12592PAA1	1,000.00000000	0.00000000	0.09079194	0.00000000	0.00000000	0.00000000	0.00000000	0.09079194	1,000.00000000
X-C	12592PAC7	1,000.00000000	0.00000000	0.41666672	0.00000000	0.00000000	0.00000000	0.00000000	0.41666672	1,000.00000000
X-D	12592PAE3	1,000.00000000	0.00000000	0.42922112	0.00000000	0.00000000	0.00000000	0.00000000	0.42922112	1,000.00000000
X-E	12592PAG8	623.86033659	0.00000000	0.43256185	0.00000000	0.00000000	0.00000000	0.00000000	0.43256185	623.86033659

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/23 - 07/30/23	30	0.00	71,371.93	0.00	71,371.93	0.00	0.00	0.00	71,371.93	0.00
A-4	07/01/23 - 07/30/23	30	0.00	640,903.73	0.00	640,903.73	0.00	0.00	0.00	640,903.73	0.00
A-5	07/01/23 - 07/30/23	30	0.00	1,025,339.61	0.00	1,025,339.61	0.00	0.00	0.00	1,025,339.61	0.00
X-A	07/01/23 - 07/30/23	30	0.00	560,849.65	0.00	560,849.65	0.00	0.00	0.00	560,849.65	0.00
X-B	07/01/23 - 07/30/23	30	0.00	11,146.89	0.00	11,146.89	0.00	0.00	0.00	11,146.89	0.00
X-C	07/01/23 - 07/30/23	30	0.00	25,245.42	0.00	25,245.42	0.00	0.00	0.00	25,245.42	0.00
X-D	07/01/23 - 07/30/23	30	0.00	14,372.04	0.00	14,372.04	0.00	0.00	0.00	14,372.04	0.00
X-E	07/01/23 - 07/30/23	30	0.00	29,657.65	0.00	29,657.65	0.00	0.00	0.00	29,657.65	0.00
A-M	07/01/23 - 07/30/23	30	0.00	328,100.52	0.00	328,100.52	0.00	0.00	0.00	328,100.52	0.00
B	07/01/23 - 07/30/23	30	0.00	208,027.17	0.00	208,027.17	0.00	0.00	0.00	208,027.17	0.00
C	07/01/23 - 07/30/23	30	0.00	249,621.69	0.00	249,621.69	0.00	0.00	0.00	249,621.69	0.00
D	07/01/23 - 07/30/23	30	0.00	206,105.40	0.00	206,105.40	0.00	0.00	0.00	206,105.40	0.00
E	07/01/23 - 07/30/23	30	0.00	48,707.04	0.00	48,707.04	0.00	0.00	0.00	48,707.04	0.00
F	07/01/23 - 07/30/23	30	0.00	64,775.00	0.00	64,775.00	0.00	0.00	0.00	64,775.00	0.00
G	07/01/23 - 07/30/23	30	194,910.33	89,690.63	0.00	89,690.63	5,276.32	0.00	0.00	84,414.31	200,186.65
H	07/01/23 - 07/30/23	30	3,385,553.61	43,976.90	0.00	43,976.90	43,976.90	0.00	0.00	0.00	3,429,530.51
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,580,463.94	3,617,891.27	0.00	3,617,891.27	49,253.22	0.00	0.00	3,568,638.05	3,629,717.16

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
			Original
		Pass-Through	Exchangeable				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12592PBH5	4.048000%	97,263,000.00	97,263,000.00	0.00	328,100.52	0.00	0.00	328,100.52	97,263,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12592PBJ1	4.349000%	57,400,000.00	57,400,000.00	0.00	208,027.17	0.00	0.00	208,027.17	57,400,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12592PBL6	4.582036%	65,374,000.00	65,374,000.00	0.00	249,621.69	0.00	0.00	249,621.69	65,374,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			220,037,000.03	220,037,000.00	0.00	785,749.38	0.00	0.00	785,749.38	220,037,000.00

Exchangeable Certificate Details
PEZ	12592PBK8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	10,452,162.65
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,631,440.66	Master Servicing Fee	7,465.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	3,018.83
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	407.95
ARD Interest	0.00	Operating Advisor Fee	1,468.62
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	1,188.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,549.42
Total Interest Collected	3,631,440.66

Principal		Expenses/Reimbursements
Scheduled Principal	1,631,715.12	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,463.71
Principal Prepayments	5,199,701.23	Special Servicing Fees (Monthly)	14,899.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,890.39
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	6,831,416.35	Total Expenses/Reimbursements	49,253.22

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	52,108.25	Interest Distribution	3,568,638.05
Excess Liquidation Proceeds	0.00	Principal Distribution	6,831,416.35
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	52,108.25
		Borrower Option Extension Fees	0.00
Total Other Collected	52,108.25	Total Payments to Certificateholders and Others	10,452,162.65
Total Funds Collected	10,514,965.26	Total Funds Distributed	10,514,965.29

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	947,497,890.48	947,497,890.48	Beginning Certificate Balance	947,497,890.48
(-) Scheduled Principal Collections	1,631,715.12	1,631,715.12	(-) Principal Distributions	6,831,416.35
(-) Unscheduled Principal Collections	5,199,701.23	5,199,701.23	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	940,666,474.13	940,666,474.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	949,127,673.52	949,127,673.52	Ending Certificate Balance	940,666,474.13
Ending Actual Collateral Balance	942,373,048.67	942,373,048.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP
	7,499,999 or less	15	48,958,520.66	5.20%	12	4.6385	1.766800	1.39 or less	12	156,112,945.19	16.60%	14	4.5444	0.729913
7,500,000 to 14,999,999		12	113,445,889.20	12.06%	15	4.4780	1.464208	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		6	115,777,877.06	12.31%	36	4.5984	1.795648	1.45 to 1.54	5	55,628,423.23	5.91%	14	4.4629	1.514145
25,000,000 to 49,999,999		9	302,972,281.98	32.21%	14	4.4797	2.033640	1.55 to 1.99	13	149,939,881.64	15.94%	15	4.3552	1.730795
50,000,000 to 74,999,999		1	52,631,764.93	5.60%	13	4.2070	4.620000	2.00 to 2.49	7	216,944,598.65	23.06%	15	4.4346	2.333375
	75,000,000 or greater	1	103,950,000.00	11.05%	16	4.0299	2.390000	2.50 to 2.99	4	53,966,578.45	5.74%	59	4.6230	2.587703
	Totals	72	940,666,474.13	100.00%	17	4.4497	2.016690	3.00 or greater	3	105,143,906.67	11.18%	13	4.2112	4.419508
								Totals	72	940,666,474.13	100.00%	17	4.4497	2.016690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	33	202,930,140.30	21.57%	15	4.5366	NAP	Ohio	3	44,480,849.78	4.73%	15	4.4830	0.929312
Alabama	6	9,917,815.26	1.05%	58	4.7738	1.724341	Oregon	2	4,677,414.07	0.50%	32	5.0776	2.307658
Arizona	62	77,261,967.98	8.21%	13	4.2008	4.476545	Pennsylvania	1	682,807.74	0.07%	133	4.6900	2.670000
California	8	113,009,100.33	12.01%	16	4.4134	1.940765	South Carolina	7	31,954,011.72	3.40%	12	4.6252	2.465385
Colorado	2	32,387,025.61	3.44%	15	4.7290	0.641216	South Dakota	1	3,551,135.01	0.38%	13	5.1500	2.240000
Connecticut	1	1,512,806.61	0.16%	133	4.6900	2.670000	Tennessee	2	1,898,020.44	0.20%	13	5.1500	2.240000
Florida	40	34,330,260.55	3.65%	33	4.4309	2.989898	Texas	13	61,992,633.27	6.59%	18	4.5482	1.176216
Georgia	9	16,603,352.69	1.77%	30	4.5367	2.492698	Virginia	2	45,866,607.70	4.88%	14	4.4549	1.406307
Illinois	2	32,394,382.63	3.44%	15	4.3600	2.420000	Wisconsin	1	2,794,165.03	0.30%	15	4.2000	1.850000
Indiana	1	528,078.26	0.06%	13	5.1500	2.240000	Wyoming	1	2,915,910.43	0.31%	13	5.1500	2.240000
Iowa	2	2,181,192.84	0.23%	13	5.1500	2.240000	Totals	241	940,666,474.13	100.00%	17	4.4497	2.016690
Kansas	2	2,196,499.46	0.23%	13	5.1500	2.240000
									Property Type³
Kentucky	2	8,128,559.00	0.86%	14	4.7485	1.480000
Louisiana	4	23,160,965.74	2.46%	16	4.3132	1.713765		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Maine	2	3,375,108.92	0.36%	13	5.1500	2.240000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	13,787,067.07	1.47%	15	4.5922	0.945950	Defeased	33	202,930,140.30	21.57%	15	4.5366	NAP
Massachusetts	3	3,107,387.13	0.33%	133	4.6900	2.670000	Industrial	2	24,758,940.69	2.63%	16	4.3065	1.610471
Michigan	3	20,143,870.82	2.14%	15	4.5287	1.910434	Lodging	7	137,746,814.92	14.64%	13	4.4759	2.786588
Minnesota	4	8,835,027.80	0.94%	14	4.6159	2.503920	Mixed Use	2	10,410,140.95	1.11%	3	4.6273	3.881002
Mississippi	4	2,387,832.17	0.25%	13	5.1500	2.240000	Mobile Home Park	22	40,675,379.45	4.32%	13	5.1035	2.246994
Missouri	1	28,203,441.74	3.00%	15	4.2000	1.750000	Multi-Family	5	69,216,242.15	7.36%	15	4.5354	1.066652
Nebraska	1	3,019,608.93	0.32%	14	5.0090	1.650000	Office	9	137,605,949.92	14.63%	15	4.3117	1.822249
Nevada	1	8,314,060.90	0.88%	15	4.6150	1.470000	Other	1	3,019,608.93	0.32%	14	5.0090	1.650000
New York	10	90,742,642.95	9.65%	15	4.0675	2.366213	Retail	131	282,565,009.47	30.04%	15	4.2819	2.134394
North Carolina	3	1,394,723.23	0.15%	14	4.1875	4.170000	Self Storage	29	31,738,247.36	3.37%	92	4.8480	2.522346
							Totals	241	940,666,474.13	100.00%	17	4.4497	2.016690

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP
	4.4999% or less	19	439,160,679.88	46.69%	15	4.2080	2.472417	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	18	206,002,763.22	21.90%	26	4.6153	1.411440	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	7	92,572,890.73	9.84%	12	5.0370	2.070712	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	940,666,474.13	100.00%	17	4.4497	2.016690	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	44	737,736,333.83	78.43%	18	4.4258	2.125747
								Totals	72	940,666,474.13	100.00%	17	4.4497	2.016690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP
	60 months or less	43	716,896,397.38	76.21%	14	4.4181	2.109925	Interest Only	3	156,462,141.74	16.63%	15	4.0922	3.003705
	61 to 83 months	0	0.00	0.00%	0	0.0000	0.000000	359 months or less	40	560,434,255.64	59.58%	14	4.5091	1.860400
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	71	919,826,537.68	97.78%	14	4.4442	2.001888	Totals	71	919,826,537.68	97.78%	14	4.4442	2.001888
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	202,930,140.30	21.57%	15	4.5366	NAP	239 months or less	1	20,839,936.45	2.22%	133	4.6900	2.670000
Underwriter's Information		3	36,649,900.73	3.90%	11	4.8854	1.974356	240 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	616,551,349.73	65.54%	19	4.4147	1.981871	Totals	1	20,839,936.45	2.22%	133	4.6900	2.670000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	3	84,535,083.37	8.99%	14	4.3075	3.240729
	Totals	72	940,666,474.13	100.00%	17	4.4497	2.016690
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10093248	1	RT	Various	Various	Actual/360	4.030%	360,726.42	0.00	0.00	N/A	12/06/24	--	103,950,000.00	103,950,000.00	08/06/23
2	10093249	1	LO	Scottsdale	AZ	Actual/360	4.207%	191,022.88	97,738.35	0.00	N/A	09/06/24	--	52,729,503.28	52,631,764.93	08/06/23
3	10093250	1	Various Various		Various	Actual/360	5.150%	214,333.78	114,982.48	0.00	N/A	09/06/24	--	48,330,824.25	48,215,841.77	08/06/23
4	10093251	1	RT	Various	Various	Actual/360	4.188%	158,703.50	0.00	0.00	N/A	10/06/24	--	44,012,141.74	44,012,141.74	08/06/23
6	10093253	1	OF	Los Angeles	CA	Actual/360	4.050%	127,104.87	60,213.05	0.00	N/A	11/06/24	--	36,445,839.82	36,385,626.77	08/06/23
7	10093254	1	MF	Akron	OH	Actual/360	4.530%	132,898.76	51,421.40	0.00	N/A	11/06/24	--	34,069,324.22	34,017,902.82	08/06/23
8	10087687	1	OF	Downers Grove	IL	Actual/360	4.360%	121,812.82	50,584.06	0.00	N/A	11/01/24	--	32,444,966.69	32,394,382.63	02/01/23
9	10091495	1	OF	Clayton	MO	Actual/360	4.200%	102,189.97	51,850.44	0.00	N/A	11/06/24	--	28,255,292.18	28,203,441.74	08/06/23
10	10093255	1	LO	Myrtle Beach	SC	Actual/360	4.643%	103,753.39	55,954.70	0.00	N/A	08/06/24	--	25,953,215.58	25,897,260.88	08/06/23
11	10093256	1	SS	Various	Various	Actual/360	4.690%	84,627.58	114,687.34	0.00	N/A	09/06/34	--	20,954,623.79	20,839,936.45	08/06/23
12	10093257	1	RT	Thornton	CO	Actual/360	4.655%	110,590.75	46,769.89	0.00	N/A	11/06/24	--	27,589,251.40	27,542,481.51	08/06/23
13	10088048	1	MF	Liverpool	NY	Actual/360	4.650%	108,470.48	46,220.56	0.00	N/A	10/06/24	--	27,089,401.95	27,043,181.39	08/06/23
14	10093258	1	RT	Lorton	VA	Actual/360	4.373%	99,203.45	41,186.65	0.00	N/A	10/06/24	--	26,344,388.77	26,303,202.12	08/06/23
15	10093259	1	LO	Carle Place	NY	Actual/360	4.290%	87,580.49	45,629.16	0.00	N/A	12/01/24	--	23,707,779.49	23,662,150.33	08/01/23
16	10086861	1	IN	Port Allen	LA	Actual/360	4.320%	81,865.75	42,145.88	0.00	N/A	12/01/24	--	22,006,921.54	21,964,775.66	08/01/23
18	10093261	1	LO	San Jose	CA	Actual/360	4.750%	71,946.55	56,158.82	0.00	N/A	11/06/24	--	17,589,647.97	17,533,489.15	09/06/22
19	10093262	1	MF	Austin	TX	Actual/360	4.420%	71,216.02	40,968.24	0.00	N/A	11/06/24	--	18,710,967.83	18,669,999.59	08/06/23
20	10093263	1	LO	San Jose	CA	Actual/360	4.920%	73,127.96	54,458.51	0.00	N/A	10/06/24	--	17,260,729.14	17,206,270.63	09/06/22
21	10093264	1	RT	Manassas	VA	Actual/360	4.565%	77,035.89	33,754.50	0.00	N/A	11/06/24	--	19,597,160.08	19,563,405.58	08/06/23
25	10093268	1	IN	Menasha	WI	Actual/360	4.390%	45,750.20	26,774.51	0.00	N/A	10/06/24	--	12,102,337.78	12,075,563.27	08/06/23
26	10087508	1	RT	Clovis	CA	Actual/360	4.520%	45,248.92	25,218.65	0.00	10/01/24	10/01/44	--	11,625,472.00	11,600,253.35	08/01/23
27	10093269	1	LO	Austin	TX	Actual/360	4.389%	42,268.60	24,746.32	0.00	N/A	10/05/24	--	11,183,895.67	11,159,149.35	08/05/23
28	10093270	1	RT	Las Vegas	NV	Actual/360	4.530%	44,754.05	21,346.97	0.00	N/A	11/06/24	--	11,472,945.74	11,451,598.77	08/06/23
30	10093272	1	LO	Emeryville	CA	Actual/360	4.138%	38,363.61	24,735.30	0.00	N/A	10/06/24	--	10,767,684.32	10,742,949.02	08/06/23
31	10093273	1	RT	Orange	CA	Actual/360	4.600%	46,504.20	17,576.35	0.00	N/A	10/06/24	--	11,740,191.55	11,722,615.20	08/06/23
32	10093274	1	Various Miami		FL	Actual/360	4.994%	38,091.58	16,416.87	0.00	N/A	11/06/24	--	8,857,705.67	8,841,288.80	08/06/23
32A	10229721	1	Various Miami		FL	Actual/360	4.994%	7,644.43	3,294.63	0.00	N/A	11/06/24	--	1,777,614.60	1,774,319.97	08/06/23
34	10093276	1	OF	El Paso	TX	Actual/360	4.510%	41,239.18	18,467.64	0.00	N/A	11/06/24	--	10,618,771.66	10,600,304.02	08/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
35	10093277	1	MF	Canton	MI	Actual/360	4.705%	44,347.29	16,057.14	0.00	N/A	10/06/24	--	10,945,818.88	10,929,761.74	08/06/23
36	10093278	1	RT	Southfield	MI	Actual/360	4.300%	34,749.96	20,923.08	0.00	N/A	11/06/24	--	9,384,834.31	9,363,911.23	08/06/23
37	10093279	1	OF	Owings Mills	MD	Actual/360	4.720%	37,756.25	19,426.22	0.00	N/A	11/06/24	--	9,289,399.01	9,269,972.79	08/06/23
38	10093280	1	RT	Lancaster	CA	Actual/360	4.450%	36,260.01	16,630.46	0.00	N/A	11/06/24	--	9,462,561.36	9,445,930.90	08/06/23
39	10093281	1	OF	Las Vegas	NV	Actual/360	4.615%	33,112.80	18,241.32	0.00	N/A	11/06/24	--	8,332,302.22	8,314,060.90	08/06/23
40	10093282	1	MF	Detroit	MI	Actual/360	4.607%	33,397.78	17,911.49	0.00	N/A	11/06/24	--	8,417,692.23	8,399,780.74	08/06/23
43	10093285	1	MF	Lexington	KY	Actual/360	4.749%	33,297.61	14,685.63	0.00	N/A	10/06/24	--	8,143,244.63	8,128,559.00	08/06/23
44	10085595	1	RT	Bradenton	FL	Actual/360	4.490%	30,683.21	14,865.01	0.00	N/A	11/01/24	--	7,935,882.91	7,921,017.90	08/01/23
45	10093286	1	LO	Fontana	CA	Actual/360	4.470%	29,044.62	16,396.77	0.00	N/A	11/06/24	--	7,545,691.28	7,529,294.51	08/06/23
46	10086038	1	MF	Clovis	CA	Actual/360	4.520%	28,922.23	16,024.65	0.00	N/A	11/01/24	--	7,430,776.73	7,414,752.08	08/01/23
47	10093287	1	MU	Los Angeles	CA	Actual/360	4.360%	31,912.78	0.00	0.00	N/A	10/06/24	--	8,500,000.00	8,500,000.00	08/06/23
48	10093288	1	MF	Houston	TX	Actual/360	4.724%	28,393.98	12,640.44	0.00	N/A	10/06/24	--	6,980,027.96	6,967,387.52	08/06/23
49	10093289	1	MF	St. Petersburg	FL	Actual/360	4.479%	27,126.01	12,298.18	0.00	N/A	11/06/24	--	7,033,081.69	7,020,783.51	08/06/23
50	10093290	1	OF	Houston	TX	Actual/360	4.714%	28,004.62	12,514.79	0.00	N/A	10/06/24	--	6,898,917.28	6,886,402.49	08/06/23
54	10093294	1	MF	Naples	FL	Actual/360	4.429%	26,493.79	10,689.39	0.00	N/A	11/06/24	--	6,946,711.18	6,936,021.79	08/06/23
55	10093295	1	SS	Thousand Oaks	CA	Actual/360	4.100%	25,420.00	0.00	0.00	N/A	11/06/24	--	7,200,000.00	7,200,000.00	08/06/23
57	10087886	1	MF	Greensboro	NC	Actual/360	4.400%	21,193.79	17,043.14	0.00	N/A	11/01/24	--	5,593,669.57	5,576,626.43	08/01/23
58	10093296	1	MF	Gresham	OR	Actual/360	4.500%	22,064.89	12,389.71	0.00	N/A	10/06/24	--	5,694,166.29	5,681,776.58	08/06/23
59	10093297	1	OF	Inver Grove Heights	MN	Actual/360	4.300%	20,602.86	12,405.07	0.00	N/A	11/06/24	--	5,564,163.65	5,551,758.58	08/06/23
60	10093298	1	SS	Gambrills	MD	Actual/360	4.473%	21,267.74	12,065.73	0.00	N/A	10/06/24	--	5,522,195.27	5,510,129.54	08/06/23
61	10093299	1	RT	Phoenix	AZ	Actual/360	4.625%	20,752.83	5,210,825.05	0.00	N/A	10/06/24	--	5,210,825.05	0.00	08/06/23
62	10093300	1	MF	Raleigh	NC	Actual/360	4.150%	19,810.87	9,598.38	0.00	N/A	11/06/24	--	5,543,656.71	5,534,058.33	08/06/23
64	10093302	1	OF	Los Gatos	CA	Actual/360	4.600%	17,797.89	9,628.58	0.00	N/A	10/06/24	--	4,493,157.05	4,483,528.47	08/06/23
65	10091730	1	RT	Helena	AL	Actual/360	4.690%	17,853.63	9,343.31	0.00	N/A	10/06/24	--	4,420,734.17	4,411,390.86	08/06/23
66	10093303	1	LO	Prattville	AL	Actual/360	5.000%	17,779.31	12,911.67	0.00	N/A	10/06/24	--	4,129,388.64	4,116,476.97	08/06/23
67	10087542	1	RT	Kerrville	TX	Actual/360	4.380%	17,567.12	8,286.16	0.00	N/A	11/01/24	--	4,657,654.57	4,649,368.41	08/01/23
69	10093305	1	RT	Hagerstown	MD	Actual/360	4.330%	16,868.94	7,093.68	0.00	N/A	11/06/24	--	4,524,187.96	4,517,094.28	08/06/23
70	10093306	1	98	Charlotte	NC	Actual/360	5.009%	15,949.86	11,550.52	0.00	N/A	10/06/24	--	3,697,826.82	3,686,276.30	08/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
71	10087797	1	RT	Lexington	KY	Actual/360	4.520%	15,883.51	7,605.68	0.00	N/A	11/01/24	--	4,080,832.45	4,073,226.77	08/01/23
74	10087796	1	RT	Tega Cay	SC	Actual/360	4.550%	13,812.18	6,574.24	0.00	N/A	10/01/24	--	3,525,264.22	3,518,689.98	08/01/23
75	10093308	1	RT	Anaheim	CA	Actual/360	4.450%	12,843.43	7,305.32	0.00	N/A	11/06/24	--	3,351,674.26	3,344,368.94	08/06/23
76	10093309	1	98	Omaha	NE	Actual/360	5.009%	13,065.31	9,461.60	0.00	N/A	10/06/24	--	3,029,070.53	3,019,608.93	08/06/23
77	10087086	1	RT	Lehi	UT	Actual/360	4.400%	12,366.61	6,662.30	0.00	N/A	11/01/24	--	3,263,914.04	3,257,251.74	08/01/23
78	10087380	1	IN	Menomonee Falls	WI	Actual/360	4.200%	10,126.90	5,898.19	0.00	N/A	11/01/24	--	2,800,063.22	2,794,165.03	08/01/23
79	10093310	1	LO	Columbus	OH	Actual/360	5.250%	11,680.59	7,794.96	0.00	N/A	11/06/24	--	2,583,725.92	2,575,930.96	08/06/23
80	10087572	1	SS	Fountain	CO	Actual/360	4.520%	9,804.15	5,432.08	0.00	N/A	11/01/24	--	2,518,907.45	2,513,475.37	08/01/23
81	10093311	1	RT	Lewisville	TX	Actual/360	4.727%	9,233.82	7,261.24	0.00	N/A	11/06/24	--	2,268,489.84	2,261,228.60	08/06/23
82	10093312	1	MF	Chicago	IL	Actual/360	4.950%	9,401.51	4,476.51	0.00	N/A	10/06/24	--	2,205,633.20	2,201,156.69	08/06/23
83	10091898	1	RT	Jensen Beach	FL	Actual/360	4.870%	8,873.50	4,349.50	0.00	N/A	10/06/24	--	2,115,957.84	2,111,608.34	08/06/23
84	10093313	1	MU	Brooklyn	NY	Actual/360	5.817%	9,584.82	3,347.57	0.00	N/A	11/06/19	--	1,913,488.52	1,910,140.95	04/06/19
85	10093314	1	MH	Sebring	FL	Actual/360	4.613%	6,688.59	3,579.84	0.00	N/A	11/06/24	--	1,683,805.88	1,680,226.04	08/06/23
86	10093315	1	MH	Leesburg	FL	Actual/360	4.560%	6,601.61	3,603.52	0.00	N/A	11/06/24	--	1,681,226.06	1,677,622.54	08/06/23
87	10086376	1	RT	Phoenix	AZ	Actual/360	4.600%	5,863.51	4,805.44	0.00	N/A	11/01/24	--	1,480,269.27	1,475,463.83	08/01/23
88	10085707	1	RT	Lady Lake	FL	Actual/360	4.500%	5,416.76	4,588.22	0.00	N/A	11/01/24	--	1,397,872.89	1,393,284.67	08/01/23
89	10087915	1	MH	Amboy	IL	Actual/360	4.700%	3,685.11	2,923.30	0.00	N/A	11/01/24	--	910,528.76	907,605.46	08/01/23
Totals								3,631,440.66	6,831,416.35	0.00				947,497,890.48	940,666,474.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	11,152,375.57	2,868,284.21	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	16,124,430.00	16,996,344.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	8,281,166.52	2,306,213.58	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	12,869.17	0.00
4	1	0.00	8,836,354.00	01/01/17	09/30/17	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,357,736.78	1,050,210.05	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,546,284.13	349,627.21	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	1,013,144.93	01/01/18	03/31/18	07/06/23	8,137,368.63	59,944.72	141,416.30	941,675.63	0.00	0.00
9	1	3,139,468.90	913,852.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	19,911,450.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	7,843,210.45	1,643,168.84	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,548,931.23	230,308.66	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1	2,736,961.94	0.00	--	--	--	0.00	0.00	0.00	0.00	3,850.95	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	2,639,330.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	0.00	--	--	03/06/23	0.00	0.00	127,938.76	1,407,980.51	34,223.37	0.00
19	1	1,756,449.54	0.00	--	--	--	0.00	0.00	0.00	0.00	94,674.56	0.00
20	1	0.00	0.00	--	--	03/06/23	0.00	0.00	127,422.97	1,402,294.82	158,687.97	0.00
21	1	1,711,248.61	842,501.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	1,227,893.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	(490,103.16)	0.00	--	--	06/06/22	0.00	0.00	0.00	0.00	11,764.46	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1	1,140,239.59	1,300,424.49	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32A	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1	1,529,520.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	1	1,358,743.24	567,645.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	403,050.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,077,949.36	263,643.99	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	997,368.83	242,869.38	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	19,814.17	0.00
40	1	1,428,110.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	457,111.59	07/01/16	06/30/17	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	1,240,758.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	1	1,791,170.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	1	904,162.73	514,410.16	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	813,627.48	554,907.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1	1,160,193.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	1	371,330.88	62,346.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	1	503,121.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	1	668,133.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
71	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	1	396,442.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	1	470,894.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	1	385,217.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	1	331,375.36	305,333.11	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.03	0.00
80	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	1	554,910.52	257,563.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	1	303,805.87	144,494.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	1	0.00	0.00	--	--	12/06/21	0.00	0.00	12,881.31	670,091.64	113,295.68	0.00
85	1	247,559.22	0.00	--	--	--	0.00	0.00	0.00	0.00	1,338.44	0.00
86	1	333,202.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
87	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
88	1	188,112.13	52,918.44	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
89	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		104,085,837.27	41,773,677.92				8,137,368.63	59,944.72	409,659.34	4,422,042.60	450,518.80	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
61	10093299	1	5,199,701.23	Payoff w/ penalty	52,108.25	0.00
Totals			5,199,701.23		52,108.25	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/11/23	0	0.00	0	0.00	3	67,134,142.41	1	1,910,140.95	0	0.00	0	0.00	0	0.00	1	5,199,701.23	4.449687%	4.433050%	17
07/12/23	0	0.00	0	0.00	3	67,295,343.80	1	1,913,488.52	0	0.00	0	0.00	0	0.00	0	0.00	4.450835%	4.434228%	18
06/12/23	0	0.00	0	0.00	3	67,464,494.54	1	1,917,127.63	0	0.00	0	0.00	0	0.00	0	0.00	4.451027%	4.434420%	19
05/12/23	0	0.00	1	32,549,474.53	2	35,074,894.51	1	1,920,440.37	0	0.00	0	0.00	0	0.00	0	0.00	4.451209%	4.434600%	20
04/12/23	1	32,603,412.35	0	0.00	2	35,188,828.35	1	1,924,045.95	0	0.00	0	0.00	0	0.00	0	0.00	4.451398%	4.434789%	21
03/10/23	0	0.00	0	0.00	2	35,297,584.24	1	1,927,324.21	0	0.00	0	0.00	0	0.00	0	0.00	4.451576%	4.434966%	22
02/10/23	0	0.00	0	0.00	2	35,420,099.12	1	1,931,517.77	0	0.00	0	0.00	0	0.00	0	0.00	4.451782%	4.435171%	23
01/12/23	0	0.00	0	0.00	2	35,527,896.36	1	1,934,758.79	0	0.00	0	0.00	0	0.00	0	0.00	4.451957%	4.435345%	24
12/12/22	0	0.00	2	35,635,246.77	0	0.00	1	1,937,983.66	0	0.00	0	0.00	0	0.00	0	0.00	4.452131%	4.435518%	25
11/14/22	2	35,746,932.51	0	0.00	0	0.00	1	1,941,504.61	0	0.00	0	0.00	1	1,887,858.26	0	0.00	4.452313%	4.435700%	26
10/13/22	0	0.00	0	0.00	0	0.00	1	1,944,695.86	0	0.00	0	0.00	0	0.00	1	30,137,179.74	4.451965%	4.435362%	27
09/12/22	1	8,518,188.86	0	0.00	1	37,344,025.33	1	1,948,184.43	0	0.00	0	0.00	0	0.00	0	0.00	4.456476%	4.439336%	28
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10087687	02/01/23	5	3	141,416.30	941,675.63	26,568.46	32,714,672.34	02/16/23	2
18	10093261	09/06/22	10	3	127,938.76	1,407,980.51	76,649.92	18,154,953.37	06/29/20	13
20	10093263	09/06/22	10	3	127,422.97	1,402,294.82	211,953.67	17,809,232.26	06/29/20	13
84	10093313	04/06/19	51	5	12,881.31	670,091.64	378,991.78	2,071,999.91	08/23/16	2		06/13/17
Totals					409,659.34	4,422,042.60	694,163.83	70,750,857.88
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		1,910,141	0	0		1,910,141
0 - 6 Months		0	0	0		0
7 - 12 Months		25,897,261	25,897,261	0		0
13 - 24 Months		880,418,883	813,284,740	67,134,142		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		32,440,190	32,440,190	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-23	940,666,474	871,622,191	0	0	67,134,142	1,910,141
Jul-23	947,497,890	878,289,058	0	0	67,295,344	1,913,489
Jun-23	949,221,598	879,839,976	0	0	67,464,495	1,917,128
May-23	950,840,197	881,295,388	0	32,549,475	35,074,895	1,920,440
Apr-23	952,551,261	882,834,974	32,603,412	0	35,188,828	1,924,046
Mar-23	954,156,845	916,931,937	0	0	35,297,584	1,927,324
Feb-23	956,053,852	918,702,235	0	0	35,420,099	1,931,518
Jan-23	957,645,748	920,183,093	0	0	35,527,896	1,934,759
Dec-22	959,231,423	921,658,192	0	35,635,247	0	1,937,984
Nov-22	960,910,744	923,222,307	35,746,933	0	0	1,941,505
Oct-22	964,371,515	962,426,819	0	0	0	1,944,696
Sep-22	1,003,382,559	955,572,161	8,518,189	0	37,344,025	1,948,184
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	10087687	32,394,382.63	32,714,672.34	48,100,000.00	09/23/14	912,195.43	2.42000	03/31/18	11/01/24	255
18	10093261	17,533,489.15	18,154,953.37	22,600,000.00	03/13/23	4,247,541.00	1.87000	--	11/06/24	194
20	10093263	17,206,270.63	17,809,232.26	19,800,000.00	03/13/23	4,118,556.00	2.16000	--	10/06/24	193
84	10093313	1,910,140.95	2,071,999.91	3,900,000.00	07/26/22	205,173.00	1.26000	--	11/06/19	254
Totals		69,044,283.36	70,750,857.88	94,400,000.00		9,483,465.43

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	10087687	OF	IL	02/16/23	2
"	8/7/2023

The loan transferred due to Imminent Default, and subsequently defaulted on the March 2023 payment. The loan is secured by two office buildings in Downers Grove, IL. Blue Cross Blue Shield (55% NRA) vacated the subject and relocated to an other officebuilding in the market. Cash flow generated from the property is now insufficient to cover the debt service. Overall occupancy is 31%, with building 1 (100K SF) 66% occupied and building 2 (218K SF) 14% occupied.

Special Servicer will dual tra ck foreclosure with workout discussions. Borrower has not made a workout proposal to date.
"

18	10093261	LO	CA	06/29/20	13
"	8/7/2023

Loan transferred as a SS on 10/07/2022 through a transfer from Midland for an incomplete Cash Management (CMA) set up as per the Forbearance Agreement and delinquent payments. The Subject is the 196-key full-service, exterior-corridor Wy ndham Garden, San Jose CA near the Norman Y. Mineta San Jose International Airport. Lender continues discussion with Borrower and Borrower's Third-Party Advisor on unconsented changes of the Franchisor and

Property Management company. Lender is making pr ogresson understanding the financial scope of Immediate Repairs and received the draft Comfort Letter from Wyndham. CapEx/Unapplied used to repay past due debt service; released

CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees , Default Interest to be waived.
"

20	10093263	LO	CA	06/29/20	13
"	8/7/2023

Loan transferred as a SS on 10/07/2022 from Midland. The Subject is a 209-key, full-service Wyndham Garden Hotel, San Jose CA, which was an unconsented conversion from a Four Points by Sheraton. Lender continues discussion with Borrower and Borrower's Third-Party Advisor on unconsented changes of the Franchisor and Property Management company. Lender is making progress on understanding the financial scope of Immediate Repairs and received the draft Comfort Letter from Wyndham. CapEx/Un applied used to repay past due debt service; released CapEx to be repaid in 22 payments starting 12/6/21; Deferred CapEx, Late Fees, Default Interest to be waived.

"

84	10093313	MU	NY	08/23/16	2
"	8/7/2023

The Loan originally transferred into Special Servicing on 08/23/16 for monetary delinquency, non-compliance with the cash management provisions of the Loan Documents and Borrower entering into a new major lease without

Lender's consent. Servicing transfer to LNR occurred on 10/7/2022. Several non-compliance notices and Notices of Default have been sent by Lender and Lender's legal counsel. The collateral consists of a three-story, 5,023 SF mixed-use property built in 1931 and renovated in 2005-2006. The floor plan includes four two-bedroom apartment units and 2,300 SF NRA of retail space on the ground floor, currently occupied by Modern MD Management Services. Foreclosure

Complaint was filed on 06/13/17 and a motion to appoint receiver was filed on 10/30/17. MSJ was filed on 05/21/19. Hearing on MSJ was repeatedly adjourned but was ultimately entered on 03/16/21. The Lender will continue to dual track the foreclosure process until the most beneficial resolution is reached.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
18	10093261	1	0.00	4.75000%	0.00	4.75000%	10	11/01/21	04/01/20	11/01/21
20	10093263	1	0.00	4.92000%	0.00	4.92000%	10	11/01/21	04/01/20	11/01/21
42	10093284	1	8,655,112.37	5.60000%	8,655,112.37 2.00000%		9	12/13/16	02/06/16	11/18/16
Totals			8,655,112.37		8,655,112.37
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	10093252	10/13/22	37,344,025.33	24,400,000.00	40,800,077.90	10,582,018.49	40,800,077.90	30,218,059.41	7,125,965.92	0.00	(25,004.13)	7,150,970.05	17.94%
17	10093260	10/11/19	22,951,141.22	37,000,000.00	1,415,720.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
22	10093265	05/11/18	17,950,155.96	28,780,000.00	949,570.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	10093267	01/10/20	14,046,567.56	9,410,000.00	4,183,317.17	1,502,146.25	4,183,317.17	2,681,170.92	11,365,396.63	0.00	(23,580.00)	11,388,976.63	77.08%
29	10093271	11/13/18	12,806,586.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
33	10093275	12/10/21	10,306,730.65	7,300,000.00	11,268,825.26	962,094.63	11,268,825.26	10,306,730.63	0.00	0.00	0.00	0.00	0.00%
42	10093284	01/11/19	8,655,112.37	4,450,000.00	1,871,362.94	0.00	1,871,362.94	1,871,362.94	7,067,927.04	0.00	327,310.73	6,740,616.31	70.95%
53	10093293	08/12/19	6,900,225.90	11,100,000.00	59,917.41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
56	10091682	12/10/21	6,149,544.47	7,070,000.00	6,460,339.49	979,600.29	6,460,339.49	5,480,739.20	668,805.27	0.00	135,176.48	533,628.79	7.56%
63	10093301	05/12/17	5,524,676.63	8,400,000.00	92,116.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
68	10093304	06/12/19	4,802,399.57	7,600,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
72	10086404	10/11/19	3,819,429.07	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	10093307	08/12/19	3,851,980.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			155,108,576.27	151,810,000.00	67,101,247.28	14,025,859.66	64,583,922.76	50,558,063.10	26,228,094.86	0.00	413,903.08	25,814,191.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	10093252	04/12/23	0.00	0.00	7,150,970.05	0.00	25,004.13	0.00	0.00	0.00	7,125,965.92
		10/13/22	0.00	0.00	7,125,965.92	0.00	0.00	7,125,965.92	0.00	0.00
17	10093260	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	10093265	05/25/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	10093267	09/13/21	0.00	0.00	11,388,976.63	0.00	0.00	3,625.00	0.00	0.00	11,388,976.63
		08/12/21	0.00	0.00	11,385,351.63	0.00	0.00	153.00	0.00	0.00
		03/12/20	0.00	0.00	11,385,198.63	0.00	0.00	7,830.00	0.00	0.00
		02/12/20	0.00	0.00	11,377,368.63	0.00	0.00	11,972.00	0.00	0.00
		01/10/20	0.00	0.00	11,365,396.63	0.00	0.00	11,365,396.63	0.00	0.00
29	10093271	11/26/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	10093275	12/10/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	10093284	07/12/19	0.00	0.00	6,740,616.31	0.00	0.00	(327,310.73)	0.00	0.00	6,740,616.31
		01/11/19	0.00	0.00	7,067,927.04	0.00	0.00	7,067,927.04	0.00	0.00
53	10093293	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	10091682	08/12/22	0.00	0.00	533,628.79	0.00	0.00	(136,236.48)	0.00	0.00	533,628.79
		07/12/22	0.00	0.00	669,865.27	0.00	0.00	680.00	0.00	0.00
		02/11/22	0.00	0.00	669,185.27	0.00	0.00	380.00	0.00	0.00
		12/10/21	0.00	0.00	668,805.27	0.00	0.00	668,805.27	0.00	0.00
63	10093301	05/25/17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
68	10093304	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	10086404	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	10093307	08/26/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	25,814,191.78	0.00	25,004.13	25,789,187.65	0.00	0.00	25,789,187.65

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,843.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,984.68	0.00	0.00	30,463.71	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	1,546.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,786.66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,715.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	0.00	0.00	0.00	275.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	225.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	411.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,899.12	0.00	3,890.39	30,463.71	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		49,253.22

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31